Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Fair Value of Financial Assets and Liabilities [Abstract]
Fair Value of Financial Assets and Liabilities
41.	Fair Value of Financial Assets and Liabilities:

Banco de Chile and its subsidiaries have defined a corporate framework for valuation and control related with the process to the fair value measurement.

Within the established framework includes the Product Control Unit, which is independent of the business areas and reports to the Financial Management Control and Productivity Division Manager. This function befalls to the Financial Control, Treasury and Capital Manager, through the Information and Financial Risk Control Deputy Management, is responsible for independent verification of price and results of trading (including derivatives) and investment operations and all fair value measurements.

To achieve the appropriate measurements and controls, the Bank and its subsidiaries, take into account at least the following aspects:

(i)	Industry standard valuation.

To value financial instruments, Banco de Chile uses industry standard modeling; quota value, share price, discounted cash flows and valuation of options through Black-Scholes-Merton, according to the case.

The input parameters for the valuation of fixed income instruments and options correspond to rates, prices and volatility levels for different terms and market factors that are traded in the national and international market and that are provided by the main sources of the market.

In the case of the valuation of derivatives under a CSA (Credit Support Annex Discounting) agreement, the rates used to discount the flows correspond to the CSA Discounting methodology, where the discount factors used depend on the collateral agreement that exists with each counterparty.

(ii)	Quoted prices in active markets.

The fair value for instruments with quoted prices in active markets is determined using daily quotes from electronic systems information (such as Bolsa de Comercio de Santiago, Bloomberg, LVA and Risk America, etc). This quote represents the price at which these instruments are regularly traded in the financial markets.

(iii)	Valuation techniques.

If no specific quotes are available for the instrument to be valued, valuation techniques will be used to determine the fair value.

Due to, in general, the valuation models require a set of market parameters as inputs, the aim is to maximize information based on observable or price-related quotations for similar instruments in active markets. To the extent there is no information in direct from the markets, data from external suppliers of information, prices of similar instruments and historical information are used to validate the valuation parameters.

(iv)	Fair value adjustments.

Part of the fair value process considers three adjustments to the market value, calculated based on the market parameters, including; a Bid/Offer adjustment, an adjustment for derivative credit risk (CVA and DVA), and an adjustment for the funding of the derivative cash flows (FVA). Likewise, for certain fixed income instruments held in investment portfolios measured at fair value through other comprehensive income or at amortized cost, the portion of the fair value adjustment explained by impairment due to counterparty credit risk is determined.

In turn, the Bid/Offer adjustment, represents the impact on the valuation of an instrument depending on whether the position corresponds to a long (bought) or a short (sold). To calculate this adjustment is used the direct quotes from active markets or indicative prices or derivatives of similar assets depending on the instrument, considering the Bid, Mid and Offer, respectively. Finally, the adjustment made for CVA and DVA for derivatives corresponds to the credit risk recognition of the issuer, either of the counterparty (CVA) or of Banco de Chile (DVA). Similarly, the determination of credit risk impairment is determined based on the counterparty risk implicit in the instrument’s market rate. Finally, the FVA adjustment for derivatives corresponds to a value adjustment that reflects the expected cost (or benefit) of financing (reinvesting) the cash flows of the derivative, with respect to a reference discount rate, when there are no collaterals or this one is imperfect.

Bid/Offer adjustments are made for trading instruments and Financial instrument at fair value through Other Comprehensive Income. Adjustments for CVA / DVA/FVA/COLVA are carried out only for derivatives. For its part, credit risk impairment is computed only for fixed income instruments measured at fair value through other comprehensive income and fixed income instruments measured at amortized cost.

(v)	Fair value control.

A process of independent verification of prices and interest rates is executed daily, in order to control that the market parameters used by Banco de Chile in the valuation of the financial instruments relating to the current state of the market and from them the best estimate derived of the fair value. The objective of this process is to control that the official market parameters provided by the respective business areas, before being entered into the valuation, are within acceptable ranges of differences when compared to the same set of parameters prepared independently by the Financial Risk Information and Control Section. As a result, value differences are obtained at the level of currency, product and portfolio. In the event significant differences exist, these differences are scaled according to the amount of individual materiality of each market factor and aggregated at the portfolio level, according to the grouping levels within previously defined ranges. These ranges are approved by the Finance, International and Financial Risk Committee.

Complementary and in parallel, the Financial Risk Information and Control Section generates and reports on a daily basis Profit and Loss (“P&L”) and Exposure to Market Risks, which allow for proper control and consistency of the parameters used in the valuation.

(vi)	Judgmental analysis and information to Management.

In particular cases, where there are no market quotations for the instrument to be valued and there are no prices for similar transactions instruments or indicative parameters, a specific control and a reasoned analysis must be carried out in order to estimate the fair value of the operation. Within the valuation framework described in the Reasonable Value Policy (and its procedure) approved by the Board of Directors of Banco de Chile, a required level of approval is set in order to carry out transactions where market information is not available or it is not possible to infer prices or rates from it.

(a)	Hierarchy of instrument valued at Fair value:

Banco de Chile and its subsidiaries, classify all the financial instruments among the following levels:

Level 1:	These are financial instruments whose fair value is calculated at quoted prices (unadjusted) in extracted from liquid and deep markets. For these instruments there are quotes or prices (return internal rates, quote value, price) the observable market, so that assumptions are not required to determine the value.

In this level, the following instruments are considered: currency futures, debt instruments issued by the Treasury and the Central Bank of Chile, which belong to benchmarks, mutual fund investments and equity shares.

For the instruments of the Central Bank of Chile and the General Treasury of the Republic, all those mnemonics belonging to a Benchmark, in other words corresponding to one of the following categories published by the Santiago Stock Exchange, will be considered as Level 1: Pesos-02, Pesos-03, Pesos-04, Pesos-05, Pesos-07, Pesos-10, UF-02, UF-04, UF-05, UF-07, UF-10, UF-20, UF-30. A Benchmark corresponds to a group of mnemonics that are similar in duration and are traded in an equivalent way, i.e., the price (return internal rates in this case) obtained is the same for all the instruments that make up a Benchmark. This feature defines a greater depth of market, with daily quotations that allow classifying these instruments as Level 1.

In the case of debt issued by the Chilean Government, the internal rate of return of the market is used to discount all flows to present value. In the case of mutual funds and equity shares, the current market price per share, which multiplied by the number of instruments results in the fair value.

The preceding described valuation methodology is equivalent to the one used by the Bolsa de Comercio de Santiago (Santiago Stock Exchange) and corresponds with the standard methodology used in the market.

Level 2:	They are financial instruments whose fair value is calculated based on prices other than in quoted in Level 1 that are observable for the asset or liability, directly (that is, as prices or internal rates of return) or indirectly (that is, derived from prices or internal rates of return from similar instruments). These categories include:

a)	Quoted prices for similar assets or liabilities in active markets.

b)	Quoted prices for identical or similar assets or liabilities in markets that are not active.

c)	Inputs data other than quoted prices that are observable for the asset or liability.

d)	Inputs data corroborated by the market.

At this level there are mainly derivatives instruments, debt issued by banks, debt issues of Chilean and foreign companies, issued in Chile or abroad, mortgage claims, financial brokerage instruments and some issuances by the Central Bank of Chile and the General Treasury of the Republic, which do not belong to benchmarks.

To value derivatives, depends on whether they are impacted by volatility as a relevant market factor in standard valuation methodologies; for options the Black-Scholes-Merton formula is used; for the rest of the derivatives, forwards and swaps, discounted cash flows method is used.

For the remaining instruments at this level, as for debt issues of level 1, the valuation is done through cash flows model by using an internal rate of return that can be derived or estimated from internal rates of return of similar securities as mentioned above.

In the event that there is no observable price for an instrument in a specific term, the price will be inferred from the interpolation between periods that have observable quoted price in active markets. These models incorporate various market variables, including the credit quality of counterparties, exchange rates and interest rate curves.

Valuation Techniques and Inputs for Level 2 Instrument:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model

Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model is based on daily prices and risk/maturity similarities between Instruments.

Offshore Bank and Corporate Bonds		Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Local Central Bank and Treasury Bonds		Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices.
Mortgage Notes

Prices (internal rates of return) are provided by third party price providers that are widely used in the Chilean market.

Model is based on a Base Yield (Central Bank Bonds) and issuer spread.

The model takes into consideration daily prices and risk/maturity similarities between instruments.

Time Deposits		Prices are provided by third party price providers that are widely used in the Chilean market. Model is based on daily prices and considers risk/maturity similarities between instruments.
Cross Currency Swaps, Interest Rate Swaps, FX Forwards, Inflation Forwards

Forward Points, Inflation forecast and local swap rates are provided by market brokers that are widely used in the Chilean market

Offshore rates and spreads are obtained from third party price providers that are widely used in the Chilean market.

Zero Coupon rates are calculated by using the bootstrapping method over swap rates.

FX Options	Black-Scholes Model	Prices for volatility surface estimates are obtained from market brokers that are widely used in the Chilean market.
Level 3:	These are financial instruments whose fair value is determined using non-observable inputs data neither for the assets or liabilities under analysis nor for similar instruments. An adjustment to an input that is significant to the entire measurement can result in a fair value measurement classified within Level 3 of the fair value hierarchy, if the adjustment uses significant non-observable data entry.

The instruments likely to be classified as Level 3 are mainly Corporate Debt by Chilean and foreign companies, issued both in Chile and abroad.

Valuation Techniques and Inputs for Level 3 Instrument:

Type of Financial Instrument	Valuation Method	Description: Inputs and Sources
Local Bank and Corporate Bonds	Discounted cash flows model	Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield (Central Bank Bonds) and issuer spread. These inputs (base yield and issuer spread) are provided on a daily basis by third party price providers that are widely used in the Chilean market.
Offshore Bank and Corporate Bonds	Discounted cash flows model

Since inputs for these types of securities are not observable by the market, we model interest rate of returns for them based on a Base Yield and issuer spread. These inputs (base yield and issuer spread) are provided on a weekly basis by third party price providers that are widely used in the Chilean market.

(b)	Level chart:

The following table shows the classification by levels, for financial instruments registered at fair value.

	Level 1		Level 2		Level 3		Total
	2024	2023	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets
Financial Assets held for trading at fair value through profit or loss
Derivative contracts financial:
Forwards	—	—	227,670	212,639	—	—	227,670	212,639
Swaps	—	—	2,070,481	1,818,155	—	—	2,070,481	1,818,155
Call Options	—	—	4,949	3,435	—	—	4,949	3,435
Put Options	—	—	253	1,311	—	—	253	1,311
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	2,303,353	2,035,540	—	—	2,303,353	2,035,540
Debt Financial Instruments:
From the Chilean Government and Central Bank	210,418	181,702	1,285,039	2,845,611	—	—	1,495,457	3,027,313
Other debt financial instruments issued in Chile	—	—	206,675	301,948	11,273	34,363	217,948	336,311
Financial debt instruments issued Abroad	—	—	976	—	—	—	976	—
Subtotal	210,418	181,702	1,492,690	3,147,559	11,273	34,363	1,714,381	3,363,624

Others	411,689	409,328	—	—	—	—	411,689	409,328

Financial Assets at fair value through Other Comprehensive Income
Debt Financial Instruments: (1)
From the Chilean Government and Central Bank	550,418	532,203	110,359	1,305,449	—	—	660,777	1,837,652
Other debt financial instruments issued in Chile	—	—	1,303,708	1,653,182	71,922	88,483	1,375,630	1,741,665
Financial debt instruments issued Abroad	—	—	51,938	207,208	—	—	51,938	207,208
Equity Instruments:
Instruments issued in Chile	6,920	10,243	—	—	357	358	7,277	10,601
Instruments issued abroad	2,103	1,286	—	—	112	25	2,215	1,311
Subtotal	559,441	543,732	1,466,005	3,165,839	72,391	88,866	2,097,837	3,798,437

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—	—	—
Swaps	—	—	73,959	49,065	—	—	73,959	49,065
Call Options	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	73,959	49,065	—	—	73,959	49,065
Total	1,181,548	1,134,762	5,336,007	8,398,003	83,664	123,229	6,601,219	9,655,994

Financial Liabilities
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial:
Forwards	—	—	241,757	221,626	—	—	241,757	221,626
Swaps	—	—	2,197,858	1,969,558	—	—	2,197,858	1,969,558
Call Options	—	—	4,151	1,061	—	—	4,151	1,061
Put Options	—	—	955	3,871	—	—	955	3,871
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	2,444,721	2,196,116	—	—	2,444,721	2,196,116

Others	—	—	990	2,305	—	—	990	2,305

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—	—	—
Swaps	—	—	141,040	160,602	—	—	141,040	160,602
Call Options	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—
Subtotal	—	—	141,040	160,602	—	—	141,040	160,602
Total	—	—	2,586,751	2,359,023	—	—	2,586,751	2,359,023

(1)	As of December 31, 2024, 100% of instruments of level 3 have denomination “Investment Grade”. Also, 100% of total of these financial instruments correspond to domestic issuers.
(c)	Level 3 Reconciliation:

The following table shows the reconciliation between the balances at the beginning and at the end of year for those instruments classified in Level 3, whose fair value is reflected in the Consolidated Financial Statements:

	2024
	Balance as of January 1, 2024	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	34,363	1,409	—	25,279	(56,736)	6,958	—	11,273
Subtotal	34,363	1,409	—	25,279	(56,736)	6,958	—	11,273

Financial Assets at fair value through Other Comprehensive Income:
Debt Financial Instruments:
Other debt financial instruments issued in Chile	88,483	586	1,682	58,608	(27,961)	11,268	(60,744)	71,922
Equity Instruments:
Instruments issued in Chile	358	—	(1)	—	—	—	—	357
Instruments issued abroad	25	—	—	87	—	—	—	112
Subtotal	88,866	586	1,681	58,695	(27,961)	11,268	(60,744)	72,391

Total	123,229	1,995	1,681	83,974	(84,697)	18,226	(60,744)	83,664

	2023
	Balance as of January 1, 2023	Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Equity (2)	Purchases	Sales	Transfer from Level 1 and 2	Transfer to Level 1 and 2	Balance as of December 31, 2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	100,519	767	—	18,085	(62,179)	15,190	(38,019)	34,363
Subtotal	100,519	767	—	18,085	(62,179)	15,190	(38,019)	34,363

Financial Assets at fair value through Other Comprehensive Income:
Debt Financial Instruments:
Other debt financial instruments issued in Chile	41,283	4,093	(7,355)	63,930	(1,695)	3,951	(15,724)	88,483
Equity Instruments:
Instruments issued in Chile	358	—	—	—	—	—	—	358
Instruments issued abroad	25	—	—	—	—	—	—	25
Subtotal	41,666	4,093	(7,355)	63,930	(1,695)	3,951	(15,724)	88,866

Total	142,185	4,860	(7,355)	82,015	(63,874)	19,141	(53,743)	123,229

(1)	Recorded in income under item “Net Financial income (expense)”.

(2)	Recorded in equity under item “Accumulated other comprehensive income”.
(d)	Sensitivity of instruments classified in Level 3 to changes in key assumptions of models:

The following table shows the sensitivity, by type of instrument, of those instruments classified in Level 3 using alternative in key valuation assumptions:

	As of December 31, 2024		As of December 31, 2023
	Level 3	Sensitivity to changes in key assumptions of models	Level 3	Sensitivity to changes in key assumptions of models
	MCh$	MCh$	MCh$	MCh$

Financial Assets held for trading at fair value through profit or loss
Debt Financial Instruments:
Other debt financial instruments issued in Chile	11,273	(255)	34,363	(696)
Subtotal	11,273	(255)	34,363	(696)

Financial Assets at fair value through Other Comprehensive Income
Debt Financial Instruments:
Other debt financial instruments issued in Chile	71,922	(2,320)	88,483	(2,721)
Equity Instruments:
Instruments issued in Chile	357	—	358	—
Instruments issued abroad	112	—	25	—
Subtotal	72,391	(2,320)	88,866	(2,721)
Total	83,664	(2,575)	123,229	(3,417)

With the purpose of determining the sensitivity of the financial investments to changes in significant market factors, the Bank has made alternative calculations at fair value, changing those key parameters for the valuation and which are not directly observable in screens. In the case of the financial assets listed in the table above, which correspond to Bank Bonds and Corporate Bonds, it was considered that, since there are no current observables prices, the input prices will be based on brokers’ quotes. The prices are usually calculated as a base rate plus a spread. For Local Bonds it was determined to apply a 10% impact on the price. The 10% impact is considered reasonable, taking into account the market performance of these instruments and comparing it against the bid/offer adjustment that is provisioned by these instruments.

(e)	Other assets and liabilities:

The following table summarizes the fair values of the Bank’s main financial assets and liabilities that are not recorded at fair value in the Statement of Financial Position. The values shown in this note are not attempt to estimate the value of the Bank’s income-generating assets, nor forecast their future behavior. The estimated fair value is as follows:

	Book Value		Estimated Fair Value
	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	2,699,076	2,464,648	2,699,076	2,464,648
Transactions in the course of collection	372,456	415,505	372,456	415,505
Subtotal	3,071,532	2,880,153	3,071,532	2,880,153
Financial assets at amortized cost
Rights by resale agreements and securities lending	87,291	71,822	87,291	71,822
Debt financial instruments	944,074	1,431,083	892,550	1,368,416
Loans and advances to Banks
Domestic banks	299,147	—	299,147	—
Central Bank of Chile	—	2,100,933	—	2,100,933
Foreign banks	366,568	417,657	366,245	412,662
Subtotal	1,697,080	4,021,495	1,645,233	3,953,833
Loans to customers, net
Commercial loans	19,893,412	19,770,403	19,561,279	19,193,778
Residential mortgage loans	13,197,695	12,277,266	13,000,178	11,656,071
Consumer loans	5,151,755	4,893,418	5,247,985	5,025,163
Subtotal	38,242,862	36,941,087	37,809,442	35,875,012
Total	43,011,474	43,842,735	42,526,207	42,708,998

Liabilities
Transactions in the course of payment	283,605	356,871	283,605	356,871
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,630,797	13,670,793	14,630,797	13,670,793
Saving accounts and time deposits	14,345,223	15,538,196	14,346,676	15,536,406
Obligations by repurchase agreements and securities lending	109,794	157,173	109,794	157,173
Borrowings from financial institutions	1,103,468	5,360,715	1,071,097	5,152,776
Debt financial instruments issued
Letters of credit for residential purposes	849	1,433	946	1,533
Letters of credit for general purposes	1	11	1	12
Bonds	9,689,219	9,358,621	9,596,699	9,090,188
Other financial obligations	284,479	339,305	284,479	339,327
Subtotal	40,163,830	44,426,247	40,040,489	43,948,208
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	1,068,879	1,039,814	1,057,509	1,035,801
Total	41,516,314	45,822,932	41,381,603	45,340,880

Other financial assets and liabilities not measured at their fair value, but for which a fair value is estimated, even if not managed based on such value, include assets and liabilities such as placements, deposits and other time deposits, debt issued, and other financial assets and obligations with different maturities and characteristics. The fair value of these assets and liabilities is calculated using the Discounted Cash Flow model and the use of various data sources such as yield curves, credit risk spreads, etc. In addition, due to some of these assets and liabilities are not traded on the market, periodic reviews and analyzes are required to determine the suitability of the inputs and determined fair values.

(f)	Levels of other assets and liabilities:

The table below sets forth the fair value of Financial Assets and Liabilities not measured at fair value on the balance sheet, for the years ended December 31, 2024 and 2023:

	Level 1 Estimated Fair Value		Level 2 Estimated Fair Value		Level 3 Estimated Fair Value		Total Estimated Fair Value
	2024	2023	2024	2023	2024	2023	2024	2023
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Cash and due from banks	2,699,076	2,464,648	—	—	—	—	2,699,076	2,464,648
Transactions in the course of collection	372,456	415,505	—	—	—	—	372,456	415,505
Subtotal	3,071,532	2,880,153	—	—	—	—	3,071,532	2,880,153
Financial assets at amortized cost
Rights by resale agreements and securities lending	87,291	71,822	—	—	—	—	87,291	71,822
Debt financial instruments	892,550	1,368,416	—	—	—	—	892,550	1,368,416
Loans and advances to Banks
Domestic banks	299,147	—	—	—	—	—	299,147	—
Central Bank of Chile	—	2,100,933	—	—	—	—	—	2,100,933
Foreign banks	—	—	—	—	366,245	412,662	366,245	412,662
Subtotal	1,278,988	3,541,171	—	—	366,245	412,662	1,645,233	3,953,833
Loans to customers, net
Commercial loans	—	—	—	—	19,561,279	19,193,778	19,561,279	19,193,778
Residential mortgage loans	—	—	—	—	13,000,178	11,656,071	13,000,178	11,656,071
Consumer loans	—	—	—	—	5,247,985	5,025,163	5,247,985	5,025,163
Subtotal	—	—	—	—	37,809,442	35,875,012	37,809,442	35,875,012
Total	4,350,520	6,421,324	—	—	38,175,687	36,287,674	42,526,207	42,708,998

Liabilities
Transactions in the course of payment	283,605	356,871	—	—	—	—	283,605	356,871
Financial liabilities at amortized cost
Current accounts and other demand deposits	14,630,797	13,670,793	—	—	—	—	14,630,797	13,670,793
Saving accounts and time deposits	—	—	—	—	14,346,676	15,536,406	14,346,676	15,536,406
Obligations by repurchase agreements and securities lending	109,794	157,173	—	—	—	—	109,794	157,173
Borrowings from financial institutions	—	—	—	—	1,071,097	5,152,776	1,071,097	5,152,776
Debt financial instruments issued
Letters of credit for residential purposes	—	—	946	1,533	—	—	946	1,533
Letters of credit for general purposes	—	—	1	12	—	—	1	12
Bonds	—	—	9,596,699	9,090,188	—	—	9,596,699	9,090,188
Other financial obligations	—	—	—	—	284,479	339,327	284,479	339,327
Subtotal	14,740,591	13,827,966	9,597,646	9,091,733	15,702,252	21,028,509	40,040,489	43,948,208
Debt financial instruments issued for regulatory capital purposes
Subordinate bonds	—	—		—	1,057,509	1,035,801	1,057,509	1,035,801
Total	15,024,196	14,184,837	9,597,646	9,091,733	16,759,761	22,064,310	41,381,603	45,340,880

The Bank determines the fair value of these assets and liabilities according to the following:

●	Short-term assets and liabilities: For assets and liabilities with short-term maturity, it is assumed that the book values approximate to their fair value. This assumption is applied to the following assets and liabilities:

Assets	Liabilities
- Cash and due from banks	- Current accounts and other demand deposits
- Transactions in the course of collection	- Transactions in the course of payments
- Investment under resale agreements and securities loans	- Obligations under repurchase agreements and securities loans
- Loans and advance to domestic banks (including the Central Bank of Chile)

●	Loans to Customers and Advance to foreign banks: Fair value is determined by using the discounted cash flow model and internally generated discount rates, based on internal transfer rates derived from our internal transfer price process. Once the present value is determined, we deduct the related loan loss allowances in order to incorporate the credit risk associated with each contract or loan. As we use internally generated parameters for valuation purposes, we categorize these instruments in Level 3.

●	Debt financial instruments at amortized cost: The fair value is calculated with the methodology of the Stock Exchange, using the IRR observed in the market. Because the instruments that are in this category correspond to Treasury Bonds that are Benchmark, they are classified in Level 1.

●	Letters of Credit and Bonds: In order to determine the present value of contractual cash flows, we apply the discounted cash flow model by using market interest rates that are available in the market, either for the instruments under valuation or instruments with similar features that fit valuation needs in terms of currency, maturities and liquidity. The market interest rates are obtained from third party price providers widely used by the market. As a result of the valuation technique and the quality of inputs (observable) used for valuation, we categorize these financial liabilities in Level 2.

●	Saving Accounts, Time Deposits, Borrowings from Financial Institutions (including the Central Bank of Chile), Subordinated Bonds and Other borrowings financial: The discounted cash flow model is used to obtain the present value of committed cash flows by applying a bucket approach and average adjusted discount rates that derived from both market rates for instruments with similar features and our internal transfer price process. As we use internally generated parameters and/or apply significant judgmental analysis for valuation purposes, we categorize these financial liabilities in Level 3.